Inventory (Details) $ in Thousands	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($) oz
Classes of current inventories [abstract]
Gold credits	$ 4,665	$ 1,849
Silver credits	0	1,986
Total inventory	4,665	3,835
Gold credits capitalised depletion included in inventories	3,000	1,300
Silver credits capitalised depletion included in inventories	$ 0	$ 1,400
Quantity of gold (in oz) | oz	4,359	2,100
Quantity of silver (in oz) | oz	0	180,000